Other operating income (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Gains (Losses) [Abstract]
Other Operating Gains (Losses)	perating income comprises the following items:

	Year Ended December 31,
(In US$ millions)	2017	2016	2015
Revaluation of contingent consideration	$89.9	$—	$—
Gain on sale of assets	0.8	—	—
Total	$90.7	$—	$—